Securities - Breakdown of securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	R$ 33,406,040	R$ 19,515,659	R$ 9,887,701
Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	11,137,938	5,291,154	450,087
Amortized cost
Disclosure of financial assets [line items]
Expected loss	(1,602)	(759)
Financial assets	21,402,736	13,991,753	8,732,607
Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	865,365	232,752
Securities [Member]
Disclosure of financial assets [line items]
Financial assets	12,757,687	5,812,622	1,155,094
Securities [Member] | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	11,137,938	5,291,154	428,387
Securities [Member] | Amortized cost
Disclosure of financial assets [line items]
Financial assets	841,333	315,470	260,344
Securities [Member] | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	778,417	205,238	466,363
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	6,201,734	2,674,491	312,288
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	65,729		629
Debentures | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	440,093	98,303
Debentures | Amortized cost
Disclosure of financial assets [line items]
Securities, gross	185,571	297,881	260,344
Financial assets	185,115	297,881	260,344
Debentures | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	273,716	19,703	5,667
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	307,667	197,703	116,099
Certificates of real estate receivables | Amortized cost
Disclosure of financial assets [line items]
Securities, gross	11,353
Financial assets	11,353
Certificates of real estate receivables | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	41,579	3,061	3,839
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets		3,656
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	7,322		140
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets		1,573
Agribusiness Credit Letters (LCA) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	14,552		593
Investment fund quotas | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	13,719	268,055
Investment fund quotas | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	298,991	182,209	449,638
Financial Letters | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	56,439	109,173
Financial Letters | Amortized cost
Disclosure of financial assets [line items]
Securities, gross	11,676	18,348
Financial assets	11,676	18,348
Financial Letters | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	40,384
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets		10,609
Bank Deposits Certificates | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	25,092		5,076
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets		8,289
Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	10,648	265	R$ 781
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	3,675,236	R$ 1,919,303
National Treasury Bonds (NTN) | Amortized cost
Disclosure of financial assets [line items]
Securities, gross	606,260
Financial assets	605,120
National Treasury Bonds (NTN) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	403
National Financial Treasury Letters (LTN) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	412,963
National Financial Treasury Letters (LTN) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Financial assets	403
Commercial Promissory Note | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Financial assets	30,087
Rural Product Bill | Amortized cost
Disclosure of financial assets [line items]
Securities, gross	28,075
Financial assets	R$ 28,075